Shareholders' contributions - Share Capital (Details) - USD ($)							12 Months Ended
	Dec. 17, 2025	Dec. 11, 2025	Jun. 06, 2025	May 16, 2025	May 29, 2024	May 24, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Reduction of issued share capital of the company (in shares)			(6,000,000)
Issue of shares in December, 2025 (in shares)	1,111,035	41,379,311
Share capital and share premium
Balance at beginning of period							$ 1,408,101,000	$ 1,265,648,000	$ 1,163,643,000
Reduction of issued share capital of the company			$ (9,000,000)
Issue of shares in December, 2025							303,687,000
Employee share options exercised							45,000	99,000	214,000
Restricted shares granted and units vested							4,362,000	2,885,000	2,937,000
Purchase of own shares							(10,210,000)	(66,887,000)	(26,242,000)
Dividends provided for and paid to mayor shareholders				$ (17,500,000)	$ (17,500,000)	$ (17,500,000)	(35,000,000)	(35,000,000)	(35,000,000)
Balance at end of period							$ 1,792,291,000	$ 1,408,101,000	$ 1,265,648,000
Number of shares
Number of shares
Stock at beginning of period (shares)							111,382,000	111,382,000	111,382,000
Reduction of issued share capital of the company (in shares)							(6,000,000)
Issue of shares in December, 2025 (in shares)							42,490,000
Stock at end of period (shares)							147,872,000	111,382,000	111,382,000
Share capital and share premium
Balance at beginning of period							$ 167,073,000	$ 167,073,000	$ 167,073,000
Issue of shares in December, 2025							63,735,000
Balance at end of period							221,808,000	167,073,000	167,073,000
Share capital and share premium
Share capital and share premium
Balance at beginning of period							826,472,000	910,883,000	960,242,000
Reduction of issued share capital of the company							(9,000,000)
Issue of shares in December, 2025							303,687,000
Employee share options exercised							52,000	115,000	236,000
Restricted shares granted and units vested								7,540,000	7,528,000
Restricted shares granted							20,311,000
Purchase of own shares							(8,623,000)	(57,066,000)	(22,123,000)
Dividends provided for and paid to mayor shareholders							(35,000,000)	(35,000,000)	(35,000,000)
Balance at end of period							$ 1,097,899,000	$ 826,472,000	$ 910,883,000